AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 16, 2011

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

PRE-EFFECTIVE AMENDMENT NO. __

POST-EFFECTIVE AMENDMENT NO. 40  (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

AMENDMENT NO. 42  (X)

ADVISORSHARES TRUST
(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814
 (Address of Principal Executive Offices, Zip Code)

(877) 843-3831
(Registrant’s Telephone Number, including Area Code )

Noah Hamman
AdvisorShares Investments, LLC
2 Bethesda Metro Center
Suite 1330
Bethesda, Maryland  20814

 (Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

_X_           immediately upon filing pursuant to paragraph (b) of rule 485
___           on (date) pursuant to paragraph (b)(1)(v) of rule 485
___           60 days after filing pursuant to paragraph (a)(1) of rule 485
___           on (date) pursuant to paragraph (a)(1) of rule 485
___           75 days after filing pursuant to paragraph (a)(2) of rule 485
___           on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 relates solely to the STARTM Global Buy-Write ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 16th day of November, 2011.

AdvisorShares Trust /s/ Noah Hamman Noah Hamman Chairman of the Board of Trustees, Chief Executive Officer, Principal Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	November 16, 2011
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	November 16, 2011
Elizabeth Piper/Bach

*	Trustee	November 16, 2011
William G. McVay

*	Secretary, Chief Compliance	November 16, 2011
Dan Ahrens	Officer and Treasurer

/s/ Noah Hamman
* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase